Debt issues	12 Months Ended
Sep. 30, 2020
Debt issues
Debt issues

Note 18. Debt issues

Accounting policy

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

The change in the fair value that is due to credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in non-interest income.

Refer to Note 22 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest rate method.

In the table below, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Short-term debt
Own issuances	16,477	25,838	14,160	23,695
Total short-term debt	16,477	25,838	14,160	23,695
Long-term debt
Covered bonds	36,051	38,037	31,926	33,160
Senior	89,766	109,340	81,580	99,819
Securitisation	8,000	8,190	—	—
Structured notes	31	52	—	—
Total long-term debt	133,848	155,619	113,506	132,979
Total debt issues	150,325	181,457	127,666	156,674

Movement reconciliation ($m)
Balance at beginning of year	181,457	172,596	156,674	152,288
Issuances	34,766	61,484	27,487	50,375
Maturities, repayments, buy backs and reductions	(65,160)	(63,313)	(55,761)	(56,347)
Total cash movements	(30,394)	(1,829)	(28,274)	(5,972)
FX translation impact	(1,977)	6,713	(2,005)	6,514
Fair value adjustments	81	317	81	318
Fair value hedge accounting adjustments	1,038	3,512	1,076	3,376
Other (amortisation of bond issue costs, etc)	120	148	114	150
Total non-cash movements	(738)	10,690	(734)	10,358
Balance as at end of year	150,325	181,457	127,666	156,674

Consolidated
$m	2020	2019
Short-term debt
Own issuances:
US commercial paper	13,864	19,950
Senior debt:
AUD	—	100
GBP	2,437	5,366
Other	176	422
Total own issuances	16,477	25,838
Total short-term debt	16,477	25,838
Long-term debt (by currency):
AUD	36,062	43,532
CHF	3,177	3,480
EUR	34,498	37,464
GBP	3,440	5,545
JPY	2,439	2,538
NZD	3,519	3,197
USD	45,917	54,490
Other	4,796	5,373
Total long-term debt	133,848	155,619

Consolidated
$m	2020	2019	2018
Short-term borrowings
US commercial paper
Maximum amount outstanding at any month end	21,639	26,879	28,331
Approximate average amount outstanding	18,462	22,502	23,315
Approximate weighted average interest rate on:
Average amount outstanding	1.4	2.8	2.0
Outstanding as at year end	0.4	3.2	2.5

The Group manages FX exposure from debt issuances as part of its hedging activities. Further details of the Group’s hedge accounting are in Note 20.